Segment Information (Segment Assets Information by Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 697,821		$ 998,949
Accounts receivable, net		67,541		82,550
Fixed assets, net		288,226	[1]	329,997	[2]
Total assets	[3]	1,977,776		2,245,785
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		466,976		929,851
Accounts receivable, net		38,969		48,108
Fixed assets, net		148,447	[1]	170,213	[2]
Total assets	[3]	1,891,414		2,294,537
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		230,845		69,098
Accounts receivable, net		28,572		34,442
Fixed assets, net		139,779	[1]	159,784	[2]
Total assets	[3]	2,572,768		2,610,964
Eliminations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		0		0
Accounts receivable, net		0		0
Fixed assets, net		0	[1]	0	[2]
Total assets	[3]	$ (2,486,406)		$ (2,659,716)

[1]	Total additions to fixed assets of Sohu and Changyou were $4.6 million and $1.0 million, respectively, for the year ended December 31, 2022.
[2]	Total additions to fixed assets of Sohu and Changyou were $7.1 million and $1.4 million, respectively, for the year ended December 31, 2021.
[3]	The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.